NET LOSS PER SHARE OF COMMON STOCK	6 Months Ended
Jun. 30, 2019
NET LOSS PER SHARE OF COMMON STOCK
NET LOSS PER SHARE OF COMMON STOCK

NOTE 4—NET LOSS PER SHARE OF COMMON STOCK

The following table sets forth the computation of basic and diluted earnings per share for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Basic net loss per share of common stock:

Net loss	$(3,538,810)	$(5,291,246)	$(9,851,416)	$(10,330,272)
Weighted average shares of common stock outstanding	12,656,240	10,347,418	11,392,524	10,347,418
Net loss per shares of common stock—basic and diluted	$(0.28)	$(0.51)	$(0.86)	$(1.00)

The following potentially dilutive securities outstanding at June 30, 2019 and 2018 have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Stock options	290,500	988,000	287,667	988,000
Warrants	1,814,811	1,814,811	1,814,811	1,814,811
Total	2,105,311	2,082,811	2,102,478	2,802,811